(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix S to the Statement of Additional Information under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Small Cap Fund - A C R & Z) (Columbia Select Small Cap Fund)	Class A Shares		Class C Shares		Class R Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	1.00%	[2]	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Small Cap Fund - A C R & Z) (Columbia Select Small Cap Fund)		Class A Shares	Class C Shares	Class R Shares	Class Z Shares
Management fees		0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses	[1]	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses		1.49%	2.24%	1.74%	1.24%
Fee waivers and/or reimbursements	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.41%	2.16%	1.66%	1.16%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, 1.66% for Class R, and 1.16% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class R or Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - A C R & Z) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	1,012	1,334	2,246
Class C Shares	319	693	1,193	2,569
Class R Shares	169	540	936	2,045
Class Z Shares	118	386	673	1,493

Expense Example, No Redemption (Columbia Select Small Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Select Small Cap Fund - A C R & Z)	219	693	1,193	2,569

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to August 31. For the fiscal period from April 1, 2012 to August 31, 2012, the Fund's portfolio turnover rate was 107% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $29 million and $4.84 billion as of November 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Z share performance is shown in the bar chart because Class Z is the oldest share class of the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares would have annual returns substantially similar to those of Class Z shares, because all classes of the Fund's shares invest in the same portfolio of securities. The performance shown for the Fund includes the performance of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    29.04%

Worst:   4th quarter 2008:   -26.64%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. The Russell 2000 Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Average Annual Total Returns (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - A C R & Z)	1 Year	5 Years	10 Years
Class Z Shares	(12.50%)	(0.84%)	5.35%
Class Z Shares returns after taxes on distributions	(12.50%)	(1.15%)	5.01%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.13%)	(0.68%)	4.71%
Class A Shares	(17.68%)	(2.22%)	4.43%
Class C Shares	(14.17%)	(1.80%)	4.27%
Class R Shares	(12.86%)	(1.32%)	4.80%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of September 30, 2012: 5.63%